Annual Total Returns	0 Months Ended
Nov. 02, 2011
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund®) | Institutional Class
Bar Chart Table:
Annual Return 2003	29.82%
Annual Return 2004	16.36%
Annual Return 2005	20.50%
Annual Return 2006	(3.04%)
Annual Return 2007	23.80%
Annual Return 2008	(43.33%)
Annual Return 2009	39.92%
Annual Return 2010	24.13%
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Class A
Bar Chart Table:
Annual Return 2003	29.09%
Annual Return 2004	15.78%
Annual Return 2005	19.92%
Annual Return 2006	(3.46%)
Annual Return 2007	23.17%
Annual Return 2008	(43.71%)
Annual Return 2009	39.50%
Annual Return 2010	23.50%
(PIMCO Bond Fund - Institutional) | (PIMCO Convertible Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	(13.78%)
Annual Return 2002	(7.26%)
Annual Return 2003	31.95%
Annual Return 2004	8.47%
Annual Return 2005	0.55%
Annual Return 2006	13.25%
Annual Return 2007	7.65%
Annual Return 2008	(34.74%)
Annual Return 2009	45.02%
Annual Return 2010	17.94%
(PIMCO Bond Fund - Retail) | (PIMCO Convertible Fund) | Class A
Bar Chart Table:
Annual Return 2001	(14.12%)
Annual Return 2002	(7.63%)
Annual Return 2003	31.43%
Annual Return 2004	8.04%
Annual Return 2005	0.14%
Annual Return 2006	12.80%
Annual Return 2007	7.22%
Annual Return 2008	(35.00%)
Annual Return 2009	44.45%
Annual Return 2010	17.47%